Consolidated Statements of Changes in Shareholders' Equity (Deficit) - CAD ($)	Share capital [Member]	Contingent Shares [Member]	Warrants [Member]	Contributed surplus [Member]	Translation reserve [Member]	Deficit [Member]	Total
Beginning Balance at Sep. 30, 2020	$ 9,374,563		$ 277,170	$ 306,708		$ (6,073,577)	$ 3,884,864
Share offering costs	839,679			233,057			(606,622)
Shares issued for debt	63,866						63,866
Warrants exercised	815,307		(175,741)				639,566
Shares and warrants issued on assets acquisition	1,290,000		425,000				1,715,000
Shares for amended license	137,000						137,000
Shares and warrants issued for cash	4,721,818		1,280,654				6,002,472
Stock options and warrants exercised	1,639,695		41,306	(531,263)			1,149,738
Share-based compensation				2,462,207			2,462,207
Restricted share units vested	12,498			(12,498)
Other comprehensive income (loss)					$ (8,991)		(8,991)
Net loss						(9,315,372)	(9,315,372)
Ending Balance at Sep. 30, 2021	17,215,068		1,848,389	2,458,211	(8,991)	(15,388,949)	6,123,728
Share offering costs	(33,880)						(33,880)
Shares issued for debt	19,000						19,000
Warrants exercised	277,098		(61,173)				215,925
Shares and warrants issued on assets acquisition	377,503	$ 83,319	132,000				592,822
Shares and warrants issued for cash	272,000		72,000				344,000
Share-based compensation				1,960,072			1,960,072
Contingent shares converted to common shares	83,319	$ (83,319)
Warrants expired			(31,420)	31,420
Shares for vested RSUs and PSUs	874,840			(874,840)
Vested RSUs and PSUs repurchased for withholding taxes				(23,533)			(23,533)
Shares issued for unsecured loans	411,692						411,692
Other comprehensive income (loss)					(92,427)		(92,427)
Net loss						(10,520,290)	(10,520,290)
Ending Balance at Sep. 30, 2022	19,496,640		1,959,796	3,551,330	(101,418)	(25,909,239)	(1,002,891)
Shares issued for public offering	16,725,436						16,725,436
Share offering costs	(3,671,791)		393,911	125,086			(3,152,794)
Shares issued for debt	233,485						233,485
Options exercised	5,836			(1,789)			4,047
Warrants exercised	60,000		(60,000)
Share-based compensation				373,554			373,554
Warrants expired			(1,251,050)	1,251,050
Shares for vested RSUs and PSUs	529,504			(529,504)
Vested RSUs and PSUs repurchased for withholding taxes				612			612
Other comprehensive income (loss)					61,755		61,755
Net loss						(9,306,360)	(9,306,360)
Ending Balance at Sep. 30, 2023	$ 33,379,110		$ 1,042,657	$ 4,769,115	$ (39,663)	$ (35,215,599)	$ 3,935,620